Repurchase of Shares	12 Months Ended
Sep. 30, 2014
Equity [Abstract]
Repurchase of Shares

Note 12 — Repurchase of Shares

From time to time, the Company’s Board of Directors has adopted share repurchase plans authorizing the repurchase of the Company’s outstanding ordinary shares. On November 6, 2012, the Company’s Board of Directors adopted a share repurchase plan authorizing the repurchase of up to $500,000 of its outstanding ordinary shares with no expiration date. On April 30, 2014, the Company’s Board of Directors adopted another share repurchase plan authorizing the repurchase of up to $750,000 of its outstanding ordinary shares with no expiration date. In August 2014, the Company completed the repurchase of the remaining authorized amount under the November 2012 share repurchase plan and began executing repurchases under the April 2014 plan. In fiscal 2014, the Company repurchased approximately 8,425 ordinary shares at an average price of $44.14 per share (excluding broker and transaction fees). As of September 30, 2014, the Company had remaining authority to repurchase up to $713,979 of its outstanding ordinary shares. The authorization permits the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considers appropriate.